Pledged assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pledged assets
Current investments, bank deposits	kr 1	kr 1	kr 21
Other non-current financial assets, bank deposits		1	1
Total pledged assets	kr 1	kr 2	kr 22